Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets as of December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
Prepaid insurance premiums	$70,000	$78,000
Security deposit	21,000	21,000
Other	34,000	10,000
Prepaid expenses and other current assets	$125,000	$109,000